INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES
14.	INCOME TAXES

The recovery of income taxes shown in the statements of loss and comprehensive loss differs from the amounts obtained by applying statutory rates to the loss before provision for income taxes due to the following:

	2021	2020
	$	$
(Loss) income before income taxes	(50,640,075)	(32,534,439)
Income tax (recovery) expense at statutory rate	(13,673,000)	(8,784,000)
Permanent and other differences	8,136,000	6,697,000
Change in unrecognized deductible temporary differences	5,537,000	2,087,000
Income tax recovery	—	—
Statutory tax rate	27.00%	27.00%

14.	INCOME TAXES (continued)

Deferred income taxes reflect the net tax effects of differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2021	2020
	$	$
Deferred income tax assets
Investments	254,000	94,000
Exploration and evaluation assets	3,422,000	840,000
Non-capital tax losses carryforward	2,305,000	410,000
Net capital losses carryforward	45,000	46,000
Other	1,436,000	655,000
Capital assets	150,000	30,000
	7,612,000	2,075,000
Unrecognized deferred tax assets	(7,612,000)	(2,075,000)
	—	—

As at December 31, 2021, the Company has Canadian non-capital loss carry forwards of $8,535,283 that may be available for tax purposes. The Company’s non-capital losses expire as follows:

Expiry Date	$
2040	791,376
2041	7,743,907
8,535,283